Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2023
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	2023	2022	2021
	£’000	£’000	£’000
Sponsorship	189,496	147,881	140,209
Retail, merchandising, apparel & products licensing revenue	113,390	109,939	91,996
Commercial	302,886	257,820	232,205
Domestic competitions	174,471	140,629	174,683
European competitions	28,504	67,477	73,827
Other	6,120	6,741	6,305
Broadcasting	209,095	214,847	254,815
Matchday	136,420	110,534	7,097
	648,401	583,201	494,117

Schedule of revenue derived from entities accounting for more than 10% of revenue

	2023	2022	2021
	£’000	£’000	£’000
Customer A	178,118	146,114	177,160
Customer B	76,169	76,377	77,426
Customer C	<10%	67,477	73,827

Schedule of assets and liabilities related to contracts with customers

Current contract
assets — accrued
revenue
£’000
At 1 July 2021	40,544
Recognized in revenue during the year	34,948
Cash received/amounts invoiced during the year	(39,253)
At 30 June 2022	36,239
Recognized in revenue during the year	53,840
Cash received/amounts invoiced during the year	(46,747)
At 30 June 2023	43,332

	Current contract	Non-current	Total contract
	liabilities –	contract liabilities –	liabilities –
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2021	(117,984)	(22,942)	(140,926)
Recognized in revenue during the year	108,001	—	108,001
Cash received/amounts invoiced during the year	(149,619)	—	(149,619)
Reclassified during the year	(6,245)	6,245	—
At 30 June 2022	(165,847)	(16,697)	(182,544)
Recognized in revenue during the year	170,593	—	170,593
Cash received/amounts invoiced during the year	(164,332)	—	(164,332)
Reclassified during the year	(10,038)	10,038	—
At 30 June 2023	(169,624)	(6,659)	(176,283)